Pension and Other Postretirement Benefit Plans - Summary of change in Plan Assets Valued Using Significant Unobservable Inputs (level 3) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets, beginning balance	$ 324,471
Fair value of assets, ending balance	347,773	$ 324,471
Fair Value, Inputs, Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets, beginning balance	18,519
Fair value of assets, ending balance	19,455	18,519
Real Estate
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets, beginning balance	18,519
Fair value of assets, ending balance	19,455	18,519
Real Estate | Fair Value, Inputs, Level 3
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of assets, beginning balance	18,519	17,308
Contributions	279	246
Net distributions	(279)	(246)
Advisory fee	(200)	(194)
Net investment income	820	813
Unrealized gain	253	593
Net realized gain (loss)	63	(1)
Fair value of assets, ending balance	$ 19,455	$ 18,519